REVENUE (Tables)	3 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of revenue by source consisted

	Three Months Ended
	March 31,
	2022	2021
Revenue by products and services:
Products	$397,627	$–
Services	1,620,706	–
Total revenue	$2,018,333	$–

Schedule of revenue by geographic destination

	Three Months Ended
	March 31,
	2022	2021
Revenue by geography:
North America	$161,372	$–
International	1,856,961	–
Total revenue	$2,018,333	$–

Schedule of contract liabilities related to contracts with customers

Total
Balance at December 31, 2021	$3,216,562
Additions through advance billings to or payments from vendors	3,308,304
Revenue recognized from current period advance billings to or payments from vendors	(1,856,961)
Balance at March 31, 2022	$4,667,905